DISCONTINUED OPERATIONS - Reconciliation of major classes of income and losses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Operating expenses
Less: net loss from discontinued operations attributable to noncontrolling interest	$ (14,928)	$ (178,808)	$ (200,175)	$ (1,322,575)	$ 3,872,645	$ (970,019)
Net loss attributable to stockholders			$ 0	(2,418,757)	8,227,892	(5,187,214)
Discontinued operations, abandonment | Online Lending Business
DISCONTINUED OPERATIONS
Revenues					0	7,153
Operating expenses
Selling, general and administrative expenses					0	(88,438)
Total operating expenses					0	(88,438)
Loss from discontinued operations					0	(81,285)
Other expense, net					0	19,309
Income (loss) before income taxes					0	(61,976)
Income tax expenses					0	0
Net loss attributable to stockholders					0	(61,976)
Discontinued operations, abandonment | Jinkailong
DISCONTINUED OPERATIONS
Revenues		1,882,930		5,096,441	6,830,116	3,971,694
Cost of revenues		(1,375,818)		(4,295,661)	(5,183,806)	(3,985,413)
Gross profit		507,112		800,780	1,646,310	(13,719)
Operating expenses
Selling, general and administrative expenses		(525,673)		(2,597,474)	(4,139,800)	(4,367,529)
Amortization of intangible assets		(395,398)		(395,398)
Impairments of intangible assets and goodwill		(6,007)		(35,609)
Recovery of bad debts expense		29,256		45,299	(11,746)	328,016
Long-lived assets impairment					(32,479)	(119,886)
Total operating expenses		(897,822)		(2,983,182)	(4,184,025)	(4,159,399)
Loss from discontinued operations		(390,710)		(2,182,402)	(2,537,715)	(4,173,118)
Other expense, net		(27,645)		(236,355)	(209,494)	(945,825)
Income (loss) before income taxes		(418,355)		(2,418,757)	(2,747,209)	(5,118,943)
Income tax expenses				0	0	(6,295)
Net loss		(418,355)		(2,418,757)	(2,747,209)	(5,125,238)
Less: net loss from discontinued operations attributable to noncontrolling interest		(108,772)		(628,877)	$ 714,274	$ 1,332,562
Net loss attributable to stockholders		$ (309,583)		$ (1,789,880)
Percentage of equity interest ownership	35.00%		35.00%		35.00%